Taxation - Expected expiration of tax losses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 74,680		$ 76,323
Australia
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 46,220		$ 43,832
Less than one year
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,496		1,034
Between 1 and 5 years
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,475		3,257
5 years and later
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 71,709		$ 72,032